Document And Entity Information	May 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2026
Entity Registrant Name	UNITIL CORPORATION
Entity Central Index Key	0000755001
Entity Emerging Growth Company	false
Entity File Number	1-8858
Entity Incorporation, State or Country Code	NH
Entity Tax Identification Number	02-0381573
Entity Address, Address Line One	6 Liberty Lane West
Entity Address, City or Town	Hampton
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03842-1720
City Area Code	(603)
Local Phone Number	772-0775
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	UTL
Security Exchange Name	NYSE